Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule Basic and Diluted Net Income Per Share - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Class A Common Stock [Member]
Numerator:
Allocation of net income			$ 654,633			$ 9,525,947
Denominator:
Basic and diluted weighted average common shares outstanding			10,875,000			24,000,000
Basic and diluted net income per common share			$ 0.06			$ 0.4
Class B Common Stock [Member]
Numerator:
Allocation of net income	$ (24,481)	$ 478,206	$ 340,014	$ 50,033	$ 1,720,961	$ 2,381,487
Denominator:
Basic and diluted weighted average common shares outstanding	900,000	6,000,000	6,000,000	2,400,000	6,000,000	6,000,000
Basic and diluted net income per common share	$ (0.03)	$ 0.08	$ 0.06	$ 0.02	$ 0.29	$ 0.4